Financial risk management and impairment of financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Financial risk management and impairment of financial assets
Maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
30 June 2023	£ 000	£ 000	£ 000	£ 000
Trade and other payables	11,648	3,933	—	15,581
Lease liabilities	676	1,604	655	2,935
Convertible senior secured notes	—	100,834	—	100,834
	12,324	106,371	655	119,350

31 December 2022
Trade and other payables	16,031	4,153	—	20,184
Lease liabilities	516	1,871	774	3,161
Convertible senior secured notes	—	115,247	—	115,247
	16,547	121,271	774	138,592